Citi Fund Services
100 Summer Street, Suite 1500
Boston, Massachusetts 02110

August 8, 2008

Via Electronic Transmission

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Investor Growth and Income Fund,
a series of HSBC Investor Trust (the “Trust”)
File No. 333-152135

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the “Securities Act”), the above-referenced Trust hereby certifies that the forms of the combined Prospectus/Proxy Statement and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(b) under the Securities Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 1 to its Registration Statement on Form N-14, which was filed by electronic transmission on August 4, 2008.

If you have any questions regarding this certification, please contact me at (617) 824-1381.

Sincerely,

/s/Jennifer A. English

Jennifer A. English
Vice President
Citi Fund Services
Sub-Administrator to the Trust

cc:	Richard Fabietti (HSBC) Elba Vasquez (HSBC) David Harris, Esq. (Dechert) Cynthia Baughman, Esq. (Dechert)